Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities	$ (1)
Percentage change in rate of interest percentage	1.00%
Estimated increase decrease in annual interest expense	$ 2
Percentage of accounts receivable	11.00%
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	$ 22	$ (9)
Other comprehensive income (loss)	(28)	$ 6
USD
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	651
Other comprehensive income (loss)	33
Foreign exchange gain	2
ARS
Disclosure of detailed information about financial instruments [line items]
Foreign exchange loss	$ 4
Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			$ 21
Weighted average [member] | Long-term debt - Notes [Member] | Discount rate, measurement input [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	6.3
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue	10.00%	10.00%
Percentage of accounts receivable		10.00%
Top Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Cumulative estimated gain losses on termination of forward contracts	$ 1
Gains (losses) on cash flow hedges, net of tax	1	$ (1)
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities		$ 1
Top Of Range [Member] | ARS
Disclosure of detailed information about financial instruments [line items]
Additional foreign exchange loss	$ 1
Long Term Receivables [Member] | Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs			$ 21